SCHEDULE OF WARRANT OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Warrant One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable	57,366
Exercise Price | $ / shares	$ 2.64
Expiration Date	Jul. 09, 2023
Warrant Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable	15,000
Exercise Price | $ / shares	$ 6.30
Expiration Date	Apr. 15, 2022
Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants Outstanding and Exercisable	72,366